Intangible Assets (Detail Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 14, 2022	Oct. 13, 2022	Oct. 25, 2022	Dec. 31, 2022	May 02, 2022	Aug. 25, 2021	Apr. 13, 2021	Jan. 06, 2021
Purchase price allocated	$ 1,443,000	$ 512,000	$ 692,000
Fees related to transaction				$ 7,392
Selling intellectual property					$ 45,694	$ 84,000	$ 75,000	$ 700,000
Finder fee payment								$ 42,000
Loss on the disposal					$ 34,306
Maximum [Member]
Amortized estimated usefule life	10 years	10 years	10 years
Minimum [Member]
Amortized estimated usefule life	3 years	3 years	3 years